OTHER BORROWINGS (Tables) (Film financing agreement)	12 Months Ended
Dec. 31, 2013
Film financing agreement
OTHER BORROWINGS
Schedule of changes in the balances of other borrowings

	2012	2013
Beginning balance as of January 1	1,831,658	8,671,050
Received from investors	6,150,156	2,314,172
Accrued interest expenses	553,800	445,666
Payments of principal made during the year	—	(6,698,927)
Payments of interest expenses made during the year	—	(789,584)
Exchange differences	135,436	184,025

Ending balances as of December 31	8,671,050	4,126,402